Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity
	December 31, 2022	June 30, 2022
	(unaudited)
Cash	$600,489	$922,197
Inventories	117,972	121,733
Due from related parties	9,626	-
Other current assets	76,447	51,004
Long-term investment	1,064,989	1,100,294
Goodwill	219,013	227,683
Property and equipment, net	2,018,266	2,278,091
Deposits for plant, property and equipment	45,056,311	45,755,946
Intangible assets	77,544	-
Right of use assets	68,116	-
Other noncurrent assets	83,278	131,266
Total Assets	$49,392,051	$50,588,214

Accounts payable	$87,727	$-
Unearned income	28,986	-
Other current liabilities	184,050	666,841
Lease liabilities, current	31,617	-
Lease liabilities, noncurrent	21,618	-
Total Liabilities	$353,998	$666,841

*	Payable due to BTB is eliminated upon consolidation.

	For the Six Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)
Revenue	$633,192	$1,304,789
Net income (loss)	$1,009,134	$(3,786,006)

Schedule of revenue recognition
	For the Six Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)
Sales by Hunan MYT	$6,880	$103,395
Sales by 39Pu	-	1,201,394
Sales by Hunan Store Master	568,106	-
Sales by Hunan CYY	58,206	-
	$633,192	$1,304,789